Ross D. Hansen
Associate General Counsel
Office of General Counsel                     [LOGO OF CUNA MUTUAL GROUP(R)]
& Corporate Compliance                               CUNA MUTUAL GROUP
Phone:      608.231.7416                 INSURANCE o SERVICES o ASSET MANAGEMENT
Fax:        608.236.7548
E-mail:     ross.hansen@cunamutual.com
                                                     CMFG Life Insurance Company

                                   May 4, 2012

VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

                       Re:         CMFG LIFE INSURANCE COMPANY
                                   CMFG VARIABLE ANNUITY ACCOUNT
                                   FILE NOS. 333-148423/811-08260
                                   RULE 497 FILING

Dear Commissioners:

        I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2012 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 231-7416.

                                                     Sincerely,

                                                     /s/Ross D. Hansen

                                                     Ross D. Hansen
                                                     Associate General Counsel